Stockholders' Equity (Deficit) - Contingent Sponsor Earnout Shares (Q3) (Details) - Contingent Sponsor Earnout Shares - Common Class A - $ / shares	Aug. 13, 2021	Aug. 12, 2021
Class of Stock [Line Items]
Number of shares modified (in shares)	2,054	2,054
Weighted Average Closing Price of $12.50
Class of Stock [Line Items]
Weighted-average closing sale price (in dollars per share)	$ 8,750	$ 8,750
Weighted Average Closing Price of $15.00
Class of Stock [Line Items]
Weighted-average closing sale price (in dollars per share)	10,500	10,500
Weighted Average Closing Price of $17.50
Class of Stock [Line Items]
Weighted-average closing sale price (in dollars per share)	$ 12,250	$ 12,250